Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Schedule of Capitalized Costs of Oil and Natural Gas Properties

The following table presents the Company’s aggregate capitalized costs relating to oil and gas activities at the end of the periods indicated:

December 31,	2015	2014
Oil and natural gas properties:
Proved properties and equipment	$577,764,738	$489,472,814
Unproved properties	70,298,349	65,725,668
Capitalized asset retirement cost	6,927,207	6,481,752

Less:
Accumulated depletion and amortization	(133,080,366)	(75,122,695)
Property impairment	(33,810,331)	(5,478,264)

Total	$488,099,597	$481,079,275

Schedule of Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Years ended December 31,	2015	2014
Property acquisition costs:
Unproved properties	$7,327,635	$12,247,000
Proved properties	1,395,862	58,731,282
Exploration costs	—	—
Development costs	85,458,433	164,180,576

Total costs incurred	$94,181,930	235,158,858

Schedule of Results of Operations for Oil and Natural Gas Producing Activities

The following table sets for the results of operations from oil and gas producing activities for the years ended December 31, 2015 and 2014.

Years ended December 31,	2015	2014
Oil and gas producing activities:
Oil sales	$70,739,269	$104,233,379
Natural gas sales	6,823,019	7,589,599
Natural gas liquids sales	1,928,068	3,803,582
Lease operating and gas gathering	(17,860,216)	(16,631,611)
Production, ad valorem and severance taxes	(4,981,826)	(7,123,332)
Accretion of asset retirement obligations	(214,335)	(201,076)
Depreciation, depletion and amortization	(58,827,705)	(40,521,546)
Property impairment	(28,622,961)	(5,478,264)

Results of operations from oil and gas producing activities	$(31,016,687)	$45,670,731

Depletion rate per BOE	$25.16	$24.78

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve

The following information table sets forth changes in estimated net proved developed crude oil and natural gas reserves for the years ended December 31, 2015 and 2014.

	Oil (BBL)	NGLs (BBL)	Gas (MCF)	BOE(1)
Net proved reserves
Reserves at December 31, 2013	13,483,483	1,841,457	17,373,143	18,220,463
New discoveries and extensions	2,462,295	321,301	2,528,029	3,204,934
Purchase of reserves in place	9,648,101	484,493	3,655,020	10,741,764
Reserves sold	(252,200)	—	(5,632)	(253,139)
Revisions of prior year estimates	(532,522)	551,078	4,106,883	703,038
Production	(1,198,279)	(154,215)	(1,689,029)	(1,633,999)

Reserves at December 31, 2014	23,610,878	3,044,114	25,968,414	30,983,061

New discoveries & extensions	6,575,775	4,281,649	34,155,539	16,550,014
Purchase of reserves in place	1,541,828	297,634	2,344,083	2,230,142
Reserves sold	—	—	—	—
Revisions of prior year estimates	(6,637,821)	(146,113)	(2,562,392)	(7,210,998)
Production	(1,539,505)	(322,808)	(2,923,787)	(2,349,611)

Reserves at December 31, 2015	23,551,155	7,154,476	56,981,857	40,202,608

Proved Developed Reserves:
December 31, 2013	6,195,280	638,632	8,287,574	8,215,173
December 31, 2014	9,184,925	1,211,551	11,990,723	12,394,930
December 31, 2015	8,357,772	2,020,216	17,534,695	13,300,438

Proved Undeveloped Reserves:
December 31, 2013	7,288,203	1,202,825	9,085,569	10,005,290
December 31, 2014	14,425,953	1,832,563	13,977,691	18,588,131
December 31, 2015	15,193,383	5,134,260	39,447,162	26,902,170

(1)	BOE (barrels of oil equivalent) is calculated by converting 6 MCF of natural gas to 1 BBL of oil. A BBL (barrel) of oil is one stock tank barrel, or 42 U.S. gallons liquid volume, of crude oil or other liquid hydrocarbons.

Schedule of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flows as of December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
Future cash flows	$1,363,349,591	$2,389,844,493
Future costs
Production	(456,088,889)	(649,398,768)
Development	(289,026,333)	(320,222,400)

Future inflows before income tax	618,234,369	1,420,223,325
Future income taxes	(66,565,870)	(353,602,580)

Future net cash flows	551,668,499	1,066,620,745
10% annual discount for estimated timing of cash flows	(283,242,412)	(517,581,023)

Standardized measure of discounted future net cash flows	$268,426,087	$549,039,722

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Fows

Changes in the Standardized Measure of Discounted Future Net Cash flows Relating to Proved Crude Oil and Nature Gas Reserves were as follows for the years indicated:

December 31,	2015	2014
Standardized measure at beginning of year	$549,039,722	$302,771,526
Extensions and discoveries and improved recovery net of future production and development costs	74,142,661	88,919,601
Purchase of minerals in place	11,519,608	270,331,369
Accretion of discount	70,582,116	41,871,778
Net change in sales price, net of production costs	(501,189,743)	(38,540,796)
Changes in estimated future development costs	56,188,859	(9,274,717)
Changes of production rates (timing) and other	125,681,828	12,731,855
Revisions of quantity estimates	(191,356,505)	18,066,206
Net change in income taxes	130,906,060	(40,835,170)
Sales net of production costs	(57,088,519)	(91,571,228)
Sales of minerals in place	—	(5,430,702)

Net increase (decrease)	(280,613,635)	246,268,196

Standardized measure at end of year	$268,426,087	$549,039,722